Schedule of Investments (unaudited)	BlackRock Short Maturity Municipal Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 10.7%
Black Belt Energy Gas District RB
4.00%, 12/01/24	$1,250	$1,240,592
4.60%, 12/01/48 (Put 12/01/23),
(SIFMA Municipal Swap Index)(a)(b)	20,000	19,957,300
5.00%, 12/01/23	1,000	1,000,960
5.25%, 12/01/23	530	530,799
5.25%, 06/01/24	500	502,181
5.25%, 12/01/24	2,745	2,768,102
5.25%, 12/01/24	630	634,621
5.25%, 06/01/25	615	621,409
Columbia Industrial Development Board RB, 4.70%, 12/01/37 (Put 07/31/23)(b)	23,225	23,225,000
Eutaw Industrial Development Board RB, 4.70%, 06/01/28 (Put 07/31/23)(b)	1,600	1,600,000
Southeast Energy Authority A Cooperative District RB
5.00%, 07/01/24	350	351,945
5.00%, 07/01/25	650	658,064
Series A, 4.00%, 10/01/23	450	449,481
Series B, 4.00%, 06/01/24	1,200	1,196,304
		54,736,758
Arizona — 0.7%
Arizona Health Facilities Authority RB, Class B, 4.23%, 01/01/46 (Put 11/04/26),
(SIFMA Municipal Swap Index)(a)(b)	3,600	3,587,173

California — 0.4%
California Community Choice Financing Authority RB
4.00%, 02/01/24	500	498,640
4.00%, 08/01/24	350	348,255
State of California GO, 5.00%, 12/01/24	1,190	1,220,400
		2,067,295
Colorado — 1.0%
City & County of Denver Co. Airport System Revenue RB,
Series A, 5.00%, 11/15/23	250	251,203
Colorado School of Mines RB, 4.85%, 12/01/25
(Call 06/01/25), (SIFMA Municipal Swap Index)(a)(b)	5,000	5,097,110
		5,348,313
Connecticut — 2.9%
State of Connecticut GO
4.97%, 03/01/25 , (SIFMA Municipal Swap Index)(a)(b)	4,600	4,665,955
5.00%, 08/01/25	4,575	4,739,329
VRDN, 4.93%, 03/01/24 , (SIFMA Municipal Swap Index)(a)(b)	5,130	5,148,673
		14,553,957
District of Columbia — 0.3%
Tender Option Bond Trust Receipts/Certificates RB, 1.95%, 10/01/53 (Put 08/07/23)(b)(c)	1,565	1,565,000

Florida — 3.9%
County of Escambia FL RB, 4.57%, 04/01/39 (Put 07/31/23)(b)	7,500	7,500,000
County of Martin FL RB, 4.15%, 07/01/52 (Put 08/07/23)(b)	2,500	2,500,000
County of Miami-Dade FL Aviation Revenue RB, Series A, 5.00%, 10/01/23	2,500	2,506,170
County of Palm Beach FL RB, 3.98%, 07/01/32 (Put 08/07/23)(b)	2,800	2,800,000
County of St. Lucie FL RB, 4.65%, 09/01/28 (Put 07/31/23)(b)	550	550,000
Security	Par (000)	Value

Florida (continued)
Miami-Dade County Industrial Development Authority RB, 0.40%, 08/01/23	$1,000	$1,000,000
Pinellas County Housing Finance Authority RB, 3.95%, 10/01/48 (Put 08/07/23)(b)	3,070	3,070,000
		19,926,170
Georgia — 4.1%
Main Street Natural Gas Inc. RB
5.00%, 05/15/24	1,500	1,503,861
5.00%, 06/01/24	560	561,281
5.00%, 09/01/24	220	221,255
5.00%, 03/01/25	290	292,575
5.00%, 06/01/25	750	754,657
5.00%, 09/01/25	260	263,236
5.00%, 06/01/27	1,750	1,787,394
VRDN, 4.55%, 08/01/48 (Put 12/01/23),
(SIFMA Municipal Swap Index)(a)(b)	5,000	4,977,745
Series A, VRDN, 4.00%, 04/01/48 (Call 09/01/23)(b)	5,685	5,682,265
Series D, VRDN, 4.32%, 08/01/48 (Put 12/01/23)(a)(b)	5,000	5,002,840
		21,047,109
Illinois — 2.3%
City of Chicago Waterworks Revenue, 5.00%, 11/01/23	750	752,390
Illinois Development Finance Authority RB, 4.07%, 02/01/33 (Put 08/07/23)(b)	2,000	2,000,000
Illinois Finance Authority RB
VRDN, 3.98%, 01/01/37 (Put 08/07/23)(b)	2,900	2,900,000
5.00%, 08/15/23	1,000	1,000,513
Illinois Housing Development Authority RB, 3.50%, 10/01/54 (Put 06/04/24) (GNMA/FNMA/FHLMC COLL)	3,200	3,201,331
State of Illinois GO, 5.00%, 05/01/24	2,000	2,019,774
		11,874,008
Indiana — 4.1%
Indiana Finance Authority RB
3.80%, 05/01/28 (Put 09/01/23)(b)	2,000	2,000,000
4.50%, 12/15/46 (Put 11/15/23)	12,000	11,997,048
Class B, 4.28%, 03/01/39 (Put 03/01/26),
(SIFMA Municipal Swap Index)(a)(b)	920	906,850
Tender Option Bond Trust Receipts/Certificates RB,
2.05%, 04/01/30 (Put 08/07/23)(b)(c)	6,000	6,000,000
		20,903,898
Iowa — 1.6%
Iowa Finance Authority RB, 3.91%, 12/01/41 (Put 08/07/23)(b)(c)	3,200	3,200,000
PEFA Inc., 5.00%, 09/01/49 (Put 09/01/26)	5,000	5,077,415
		8,277,415
Kansas — 1.4%
City of Burlington KS RB
Series A, VRDN, 4.09%, 09/01/35 (Put 08/07/23)(b)	4,000	4,000,000
Series B, VRDN, 4.09%, 09/01/35 (Put 08/07/23)(b)	3,000	3,000,000
		7,000,000
Kentucky — 5.6%
County of Meade KY RB
VRDN, 5.40%, 08/01/61 (Put 07/31/23)(b)	8,775	8,775,000
VRDN, 5.45%, 08/01/61 (Put 07/31/23)(b)	11,300	11,300,000
Kentucky Public Energy Authority RB
4.00%, 12/01/49 (Put 06/01/25)	4,000	3,970,312
Series A, VRDN, 4.00%, 04/01/48 (Put 04/01/24)(b)	3,930	3,917,086

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Municipal Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky (continued)
Tender Option Bond Trust Receipts/Certificates RB, 1.93%, 12/01/41 (Put 08/07/23) (AGM)(b)(c)	$500	$500,000
		28,462,398
Louisiana — 6.1%
Lake Charles Harbor & Terminal District RB, 1.00%, 12/01/51 (Put 12/01/24)(b)	4,325	4,133,160
Louisiana Offshore Terminal Authority RB, 1.65%, 09/01/27 (Put 12/01/23)(b)	400	394,942
Parish of St James LA RB, Series B1, 4.41%, 11/01/40 (Put 08/07/23)(b)	26,500	26,500,000
		31,028,102
Massachusetts — 1.5%
City of Somerville RB, 5.00%, 05/30/24	3,000	3,036,204
Massachusetts Educational Financing Authority RB, 5.00%, 01/01/24	2,500	2,510,370
Massachusetts Housing Finance Agency RB
Series A, 0.30%, 12/01/23 (Call 08/21/23)	1,000	989,446
Series A, 0.40%, 06/01/24 (Call 08/21/23)	1,000	974,953
		7,510,973
Michigan — 0.1%
Michigan Finance Authority RB, 0.40%, 10/15/23	665	660,650

Minnesota — 3.8%
City of Minneapolis MN RB, 3.95%, 12/01/40 (Put 08/07/23)(b)	9,450	9,450,000
City of Rochester MN RB, 4.07%, 05/01/61 (Put 08/07/23)(b)	4,800	4,800,000
University of Minnesota RB, 3.30%, 08/21/23	5,000	4,998,623
		19,248,623
Missouri — 0.4%
RBC Municipal Products Inc. Trust RB, 4.03%, 09/01/39 (Put 08/07/23)(b)(c)	2,000	2,000,000

Nebraska — 0.9%
Central Plains Energy Project RB, 5.00%, 03/01/50 (Put 01/01/24)(b)	1,000	1,002,976
County of Douglas NE RB, 4.51%, 07/01/35 (Put 09/01/26), (SIFMA Municipal Swap Index)(a)(b)	3,435	3,400,904
		4,403,880
Nevada — 1.9%
State of Nevada Department of Business & Industry RB, 3.70%, 01/01/50 (Put 01/31/24)(c)	10,000	9,846,240

New Jersey — 8.0%
Borough of Berlin NJ GO, 4.50%, 09/26/23	2,212	2,213,475
Borough of North Arlington NJ GO, 4.50%, 08/08/23	1,173	1,173,279
City of South Amboy RB, 5.00%, 06/28/24	1,090	1,100,909
Hudson County Improvement Authority RB, 5.00%, 07/24/24 (GTD)	1,785	1,809,324
New Jersey Economic Development Authority RB
5.00%, 03/01/24	2,850	2,874,459
5.25%, 09/01/24 (c)	7,600	7,721,228
Series B, 5.00%, 11/01/23 (SAP)	1,450	1,455,143
Series B, 5.00%, 11/01/24	1,010	1,028,992
Series N-1, 5.50%, 09/01/24 (AMBAC)	1,460	1,491,139
New Jersey Health Care Facilities Financing Authority RB, 5.00%, 10/01/23	1,500	1,503,489
New Jersey Higher Education Student Assistance Authority RB, 5.00%, 12/01/24	500	507,182
Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/24	$1,150	$1,164,840
Series A, 5.00%, 06/15/24	1,575	1,595,582
Series A, 5.00%, 12/15/24	1,000	1,020,796
Series A, 5.50%, 12/15/23	155	156,104
Series D, 5.00%, 12/15/23	470	472,544
Series D, 5.25%, 12/15/23	1,275	1,283,002
Township of Clark NJ GO, 4.50%, 08/18/23	2,533	2,533,595
Township of Cranford RB, 5.00%, 06/20/24	1,940	1,960,616
Township of Plainsboro RB, 5.00%, 07/25/24	2,610	2,643,773
Township of Toms River RB, 5.00%, 07/26/24	3,900	3,955,294
Township of Voorhees NJ GO, 4.00%, 09/27/23	1,145	1,145,223
		40,809,988
New York — 6.0%
Albany Industrial Development Agency RB, 4.09%, 07/01/32 (Put 08/07/23)(b)	700	700,000
Catskill Central School District RB, 5.00%, 06/28/24 (SAW)	1,915	1,935,584
Genesee County Funding Corp. (The) RB, 5.00%, 12/01/23	150	150,582
Mount Pleasant Central School District RB, 5.00%, 06/28/24 (SAW)	1,760	1,779,499
Nassau Health Care Corp. RB, Series C, 5.00%, 08/01/23 (GTD)	1,425	1,425,000
New York City Housing Development Corp. RB, 0.45%, 11/01/25 (FHA)	1,560	1,466,625
New York City Transitional Finance Authority Future Tax Secured Revenue RB, 4.53%, 08/01/43 (Put 07/31/23)(b)	10,000	10,000,000
New York City Water & Sewer System RB, 4.50%, 06/15/48 (Put 07/31/23)(b)	700	700,000
New York Transportation Development Corp. RB, Series A, 5.00%, 12/01/23	1,250	1,253,606
Triborough Bridge & Tunnel Authority RB, 4.61%, 04/01/26 (Call 10/01/25), (1-day SOFR + 0.650%)(a)(b)	11,000	11,000,000
		30,410,896
North Carolina — 1.6%
North Carolina Capital Facilities Finance Agency RB,
Series A, 3.80%, 07/01/34 (Put 09/01/23)(b)	8,000	8,000,000

Ohio — 1.2%
Akron Bath Copley Joint Township Hospital District RB, 5.00%, 11/15/23	325	326,354
Ohio Higher Educational Facility Commission RB,
Series B, 4.21%, 12/01/42 (Put 12/01/26),
(SIFMA Municipal Swap Index)(a)(b)	5,500	5,567,045
		5,893,399
Pennsylvania — 12.2%
Allegheny County Hospital Development Authority RB
VRDN, 4.35%, 11/15/23 , (SIFMA Municipal Swap Index)(a)(b)	1,500	1,499,666
VRDN, 4.56%, 11/15/26 , (SIFMA Municipal Swap Index)(a)(b)	1,000	985,327
Ephrata Area School District GO, 3.00%, 03/01/24	1,000	998,831
Pennsylvania Economic Development Financing
Authority RB
VRDN, 4.38%, 06/01/41 (Put 06/03/24),
(SIFMA Municipal Swap Index)(a)(b)	3,000	2,966,001
VRDN, 5.20%, 12/01/37 (Put 08/07/23)(b)	19,970	19,970,000

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Municipal Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
VRDN, 5.20%, 12/01/38 (Put 08/07/23)(b)	$23,000	$23,000,000
Pennsylvania Housing Finance Agency RB, 5.00%, 10/01/25	500	519,950
Pennsylvania Turnpike Commission RB, 4.58%, 12/01/23 (Call 08/31/23), (SIFMA Municipal Swap Index)(a)(b)	10,750	10,751,010
Tender Option Bond Trust Receipts/Certificates RB, 1.93%, 10/01/41 (Put 08/07/23)(b)(c)	1,620	1,620,000
		62,310,785
South Carolina — 1.4%
South Carolina Jobs-Economic Development Authority RB, 4.00%, 03/01/63 (Put 08/07/23)(b)	6,000	6,000,000
Tender Option Bond Trust Receipts/Certificates RB, 2.02%, 12/01/55 (Put 08/07/23) (BAM-TCRS)(b)(c)	1,000	1,000,000
		7,000,000
Tennessee — 3.5%
Tender Option Bond Trust Receipts/Certificates RB, 4.65%, 09/01/36 (Put 07/31/23)(b)(c)	4,590	4,590,000
Tennergy Corp./TN RB
5.25%, 12/01/23	650	651,184
5.25%, 12/01/24	575	580,084
5.25%, 12/01/25	575	585,335
Series A, 4.00%, 09/01/23	320	319,937
Tennessee Energy Acquisition Corp. RB
5.25%, 09/01/24	5,000	5,032,145
5.63%, 09/01/26	5,925	6,025,974
Series A, 5.00%, 11/01/23	250	250,260
		18,034,919
Texas — 6.9%
Bexar County Housing Finance Corp. RB, 3.95%, 12/15/25 (Put 08/07/23)(b)	2,005	2,005,000
Harris County Cultural Education Facilities Finance Corp.
RB, 4.00%, 10/01/45 (Put 08/07/23)(b)	5,000	5,000,000
Harris County Health Facilities Development Corp. RB, 4.60%, 12/01/41 (Put 07/31/23)(b)	1,500	1,500,000
Port of Arthur Navigation District Industrial Development Corp. RB, 3.90%, 06/01/41 (Put 08/07/23)(b)	3,000	3,000,000
State of Texas GO
VRDN, 4.05%, 12/01/43 (Put 08/07/23)(b)	9,045	9,045,000
VRDN, 4.46%, 12/01/46 (Put 08/07/23)(b)	3,105	3,105,000
Series A, VRDN, 4.05%, 06/01/45 (Put 08/07/23)(b)	5,335	5,335,000
Texas Municipal Gas Acquisition & Supply Corp. III RB
5.00%, 12/15/23	4,300	4,304,536
5.00%, 12/15/26	1,850	1,878,026
		35,172,562
Security	Par/ Shares (000)	Value

Washington — 0.2%
Washington Health Care Facilities Authority RB, 5.00%, 08/01/49 (Put 08/01/25)(b)	$800	$813,646

Wisconsin — 4.7%
State of Wisconsin GO, 4.40%, 05/01/25 (Call 11/01/24), (SIFMA Municipal Swap Index)(a)(b)	19,990	20,084,873
Wisconsin Health & Educational Facilities Authority RB,
4.16%, 08/15/54 (Put 07/01/26),
(SIFMA Municipal Swap Index)(a)(b)	2,000	1,996,582
Wisconsin Housing & Economic Development Authority RB
VRDN, 3.95%, 03/01/41 (Put 08/07/23)(b)	1,000	1,000,000
VRDN, 3.95%, 04/01/46 (Put 08/07/23)(b)	760	760,000
		23,841,455

Total Municipal Debt Obligations — 99.4%
(Cost $507,322,030)		506,335,612

Money Market Funds

BlackRock Liquidity Funds: MuniCash, 3.57%(d)(e)	5,048	5,048,369

Total Money Market Funds — 1.0%
(Cost: $5,048,369)		5,048,369

Total Investments — 100.4%
(Cost: $512,370,399)		511,383,981

Liabilities in Excess of Other Assets — (0.4)%		(2,098,032)

Net Assets — 100.0%		$509,285,949

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash, 3.57%	$28,912	$5,019,271	(a)	$—	$186	$—	$5,048,369	5,048	$7,151	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Municipal Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$506,335,612	$—	$506,335,612
Short-Term Securities
Money Market Funds	5,048,369	—	—	5,048,369
	$5,048,369	$506,335,612	$—	$511,383,981

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.	SAP	Subject to Appropriations
AMBAC	Ambac Assurance Corp.	SAW	State Aid Withholding
FHA	Federal Housing Administration	SIFMA	Securities Industry and Financial Markets Associations
GO	General Obligation	SOFR	Secured Overnight Financing Rate
GTD	Guaranteed	ST	Special Tax
RB	Revenue Bond

4